Segment Reporting - Schedule of Total Assets (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Segment Reporting Assets Reconciling Item [Line Items]
Total Assets	$ 14,445,829	$ 15,448,258
Online Education Service [Member]
Segment Reporting Assets Reconciling Item [Line Items]
Total Assets	14,110,391	14,193,359
Technological Development and Operation Service [Member]
Segment Reporting Assets Reconciling Item [Line Items]
Total Assets	$ 335,438	$ 1,254,899